Share equity incentive plans	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share equity incentive plans	Share equity incentive plans
In 2010, the Company's Board of Directors approved a Share Option Plan (the “2010 Plan“), pursuant to which incentive and nonqualified stock options were able to be granted to employees, officers, directors, consultants and other service providers of the Company. In 2012, the Company's Board of Directors approved an Equity Incentive Plan (the “2012 Plan“), pursuant to which, as amended, incentive and nonqualified share options and RSUs may be granted to employees, officers, directors, consultants and other service providers of the Company or its subsidiaries. The Company reserved an aggregate amount of 17,339,974 shares for issuance under the 2010 Plan and the 2012 Plan, as amended.
In April 2021, the Company’s board of directors approved the 2021 Share Incentive Plan (the “2021 Plan”) which became effective, following shareholders approval, in connection with the Company’s IPO. The Company reserved an aggregate amount of 1,300,000 shares for issuance under the 2021 Plan. The 2021 Plan provides for an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the 2021 Plan equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding as of the end of the last day of the immediately preceding calendar year, and (ii) such smaller amount of shares as is determined by the board of directors, if so determined prior to the January 1st of the calendar year in which the increase will occur.
In addition, any Ordinary Shares (i) underlying an award granted under the 2021 Plan or the 2012 Plan that has expired, or was canceled, terminated, forfeited, or settled in cash in lieu of issuance of ordinary shares, without having been exercised; (ii) which were part of the pool reserved for awards under the 2012 Plan but not granted as of the effective date of the 2021 Plan, or (iii) if permitted by the board of directors, tendered to pay the exercise price or withholding obligation with respect to an award under the 2021 Plan or 2012 Plan, shall automatically be available for grant of awards under the 2021 Plan.
As of December 31, 2024, there were 6,408,897 ordinary shares available for future grant under the 2021 Plan, there were no ordinary shares available for future grant under the 2010 and 2012 Plans.
The 2010 Plan, 2012 Plan and 2021 Plan are administered by the Company’s board of directors (the “Plan Administrator”). The Plan Administrator determines the exercise price and vesting schedules for share options and RSUs (including PRSUs) granted under the plans on the date of grant. Share options and RSU grants generally vest over a four-year period and generally have contractual terms of ten years.
The following table summarizes share option activity for the years ended December 31, 2023 and 2024:

	2023			2024

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Outstanding at the beginning of the year	8,362,930	$2.28	5.25	7,351,711	$2.21	4.04
Granted	—	—	—	—	—	—
Exercised	(863,494)	2.67	—	(2,167,781)	2.14	—
Forfeited	(147,725)	3.45	—	(39,710)	5.41	—
Outstanding at the end of the year	7,351,711	$2.21	4.04	5,144,220	$2.21	3.50
Exercisable at the end of the year	6,844,376	$2.15	3.83	5,088,188	$2.19	3.47

No share options were granted during the years ended December 31, 2022, 2023 and 2024.
Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The intrinsic value of the exercised options was $8,212, $3,037 and $15,218 for the years ended December 31, 2022, 2023 and 2024, respectively. The grant-date fair value of vested options was $5,296 and $3,541 for the years ended December 31, 2023 and 2024, respectively.
The total unrecognized compensation cost as of December 31, 2024 was $184, which will be recognized over a weighted-average period of 0.08 years.
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2023 and 2024:

	2023		2024
	Number of RSUs	Weighted Average Fair Value at Grant Date	Number of RSUs	Weighted Average Fair Value at Grant Date

Outstanding and unvested at the beginning of the year	2,866,980	$12.06	4,003,336	$8.16
Granted	2,820,708	6.54	3,481,480	7.38
Vested	(1,060,404)	11.83	(1,524,730)	8.44
Forfeited	(623,948)	10.90	(935,132)	8.26
Outstanding and unvested at the end of the year	4,003,336	8.16	5,024,954	7.52

As of December 31, 2024, the Company had $31,631 of unrecognized compensation expense related to non-vested RSUs, expected to be recognized over a weighted average period of 2.73 years.
Employee Share Purchase Plan
In April 2021, the Company’s Board of Directors approved the 2021 Employee Share Purchase Plan (the “ESPP”) which became effective, following shareholder approval, in connection with the Company’s IPO. The Company reserved an aggregate amount of 2,000,000 shares under the ESPP Plan. The number of ordinary shares that are available for sale under the ESPP also includes an annual increase on the first day of each fiscal year beginning with the 2022 fiscal year, equal to the lesser of: (a) 1% of the ordinary shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, (b) such smaller number of ordinary shares as may be determined by the board of directors and (c) 3,000,000 ordinary shares. The ESPP is administered by the Company’s board of directors.
Generally, all of the Company’s employees are eligible to participate if they are customarily employed by the Company, or any participating subsidiary or affiliate, for at least 20 hours per week and more than five months in any calendar year. However, an employee may not be granted rights to purchase ordinary shares under the Company’s ESPP if such employee:
•Immediately after the grant would own capital shares and/or hold outstanding options to purchase such shares possessing 5% or more of the total combined voting power or value of all classes of capital shares of the Company or of any parent or subsidiary of the Company; or
•Holds rights to purchase ordinary shares under all employee share purchase plans of the Company or any parent or subsidiary of the Company that accrue at a rate that exceeds $25,000 worth of the Company’s ordinary shares each calendar year in which such rights are outstanding at any time.
The Company issued 357,508, 293,208 and 275,122 ordinary shares under the ESPP during the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, 3,373,463 ordinary shares remain available for grant under the ESPP.
The Company recognized $1,243, $572 and $661 of stock-based compensation expense related to the ESPP during the years ended December 31, 2022, 2023 and 2024, respectively. Total unrecognized compensation cost related to the ESPP was approximately $594 as of December 31, 2024, and will be recognized as compensation expense over a weighted average period of 0.4 years.
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2022	2023	2024

Cost of revenue	$599	$635	$812
Research and development	5,287	5,782	5,511
Sales and marketing	5,995	5,196	4,273
General and administrative	5,106	6,514	7,019
Total	$16,987	$18,127	$17,615